Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings
22.
Borrowings

During the year 2021, dLocal has received borrowings from a financial institution in Brazilian Reais (BRL) amounting to USD 5,000 (BRL 27 million) for working capital, with expiration date on April 19, 2022 and accruing interest at an annual fixed interest rate of 1.85%. The total outstanding as of December 31, 2021 amounts to USD 5,014 and is disclosed in the line "Borrowings".

On April 19, 2022, dLocal received two borrowings from a financial institution in Brazilian Reais (BRL 37.5 million each) amounting to a total of USD 14,782, with expiration date on January 16, 2023 and accruing interest at an annual variable interest rate equivalent to the Brazilian Interbank Deposit (Certificado de Depósito Interbancário, or “CDI”) rate plus 1.70% and 118.14% of the CDI, respectively.

As of December 31, 2022, the borrowings described above were fully repaid for a total of USD 21,567, including interests.